STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Net assets subject to restriction on the distribution of share capital	¥ 26,000,000
(Accumulated deficit) / Retained earnings
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Appropriation to statutory reserves	¥ (127,900)	¥ (115,865)	¥ (150,290)